Earnings Per Common Share (Computation Of Earnings Per Share Attributable To Unisys Corporation) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Net income from continuing operations attributable to Unisys Corporation common stockholders	$ 120.5	$ 158.9	$ 172.2
Income from discontinued operations, net of tax		77.2	17.1
Net income attributable to Unisys Corporation common stockholders	120.5	236.1	189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Continuing operations	$ 2.79	$ 3.74	$ 4.38
Discontinued operations		$ 1.81	$ 0.44
Total	$ 2.79	$ 5.55	$ 4.82
Net income from continuing operations attributable to Unisys Corporation common stockholders	120.5	158.9	172.2
Add preferred stock dividends	13.5
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	134.0	158.9	172.2
Net income attributable to Unisys Corporation for diluted earnings per share	$ 134.0	$ 236.1	$ 189.3
Employee stock plans	553	771	593
Preferred stock	5,780
Adjusted weighted average shares	49,478	43,333	39,834
Continuing operations	$ 2.71	$ 3.67	$ 4.32
Discontinued operations		$ 1.78	$ 0.43
Total	$ 2.71	$ 5.45	$ 4.75